B9 Other current liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
B9 Other current liabilities

Other current liabilities

	2024	2023
Accrued interest	373	439
Accrued expenses	31,377	26,294
of which employee-related	17,869	13,440
of which supplier-related	8,592	8,009
of which other 1)	4,916	4,845
Derivative liabilities 2)	3,337	1,794
Other 3)	5,590	8,458
Total	40,677	36,985

1)	Major balance relates to accrued expenses for customer projects.
2)	See also note F1 “Financial risk management.”
3)	Includes items such as VAT and other payroll deductions.